Fair Value Measurements - Schedule of Financial Assets and Financial Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 1,269,465	$ 830,011
Short-term investments	28,191	104,167
Restricted cash and investments	0	275,163
Total assets	1,297,656	1,209,341
Foreign exchange and commodity contracts	(555)	(318)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,269,465	830,011
Short-term investments	28,191	104,167
Restricted cash and investments		275,163
Total assets	1,297,656	1,209,341
Foreign exchange and commodity contracts
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Short-term investments
Restricted cash and investments
Total assets
Foreign exchange and commodity contracts	(555)	(318)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Short-term investments
Restricted cash and investments
Total assets
Foreign exchange and commodity contracts